SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of method used to record inventories

The perpetual method is used to record inventories, which are valued as follows:

Raw materials, goods in transit, tools and merchandises	—	cost of purchase on a weighted average basis.

Finished goods and work in process	—	cost of direct materials and labour plus attributable manufacturing overheads based on the normal operating capacity on a weighted average basis.

Summary of estimated useful lives of property, plant and equipment

Buildings and structures (*)	3 – 49 years
Machinery and equipment	3 – 25 years
Leased-out EV batteries	9 – 10 years
Leased-out escooter batteries	3 – 8 years
Vehicles	5 – 12 years
Office equipment	3 – 10 years
(*)	Including leasehold improvements which are depreciated on a straight-line basis over the shorter of their estimated useful lives and terms of the related leases.

Schedule of estimated useful life of intangible assets

License	3 years 2 months – 3 years 4 months
Software	3 – 8 years
Others	3 – 15 years